Supplementary Financial Statement Information (Details) - Schedule of Changes in Deferred Revenues Relating to Goods Not Yet Delivered - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Deferred Revenues Relating to Goods Not Yet Delivered [Abstract]
Balance at beginning of year		$ (32)	$ (207)
Contract liability recognized during the period			(32)
Revenue recognized during the period		32	207
Balance at end of year			(32)
Contract liability presented in current liabilities			(32)
Contract liability presented in non-current liabilities